Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
CIK0001853021 Metals Acquisition Corp
Related Party Transaction [Line Items]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

In March 2021, the Company’s Sponsor paid $25,000, or approximately $0.003 per share, to cover certain of the offering and formation costs in exchange for an aggregate of 7,187,500 Class B ordinary shares, par value $0.0001 per share, of which 937,500 shares were subject to forfeiture depending on the extent to which the underwriter’s over-allotment option was exercised.

On September 3, 2021, the Underwriter partially exercised the over-allotment option to purchase an additional 1,514,780 Units. On September 16, 2021, the remaining amounts under the over-allotment option expired unused. Consequently, 558,805 shares were forfeited by the Sponsor for no consideration.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On December 14, 2022, Ashley Zumwalt-Forbes and Black Mountain Storage LLC (collectively, the “Transferors”) entered into a Securities Assignment Agreement to assign and transfer an aggregate of 25,000 shares in the Sponsor that will convert on a one-to-one basis into common shares in New MAC upon the consummation of the Proposed Business Combination, to Marthinus J. Crouse (the “Recipient”). Pursuant to the agreement, the Transferors agreed to assign and transfer of the founder shares to the Recipient as soon as practicable after the date of the agreement. The 25,000 founder shares were transferred to the Recipient on December 23, 2022. The transfer of the founder shares is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. There are no vesting restrictions on the 25,000 shares transferred therefore there is no performance condition. Compensation expense of $224,250 or $8.97 per share was recognized for the year ended December 31, 2022.

The employment agreements expected to be signed by management in connection with the close of the Proposed Business Combination provide for the grant of 336,000 restricted stock units. As these grants are contingent upon the close of the Proposed Business Combination no amounts have been recorded in these condensed consolidated financial statements.

On April 14, 2023, the Company, New MAC and certain investors entered into subscription agreements (the “Subscription Agreements”), pursuant to which such investors agreed to subscribe for an aggregate of 11,362,506 ordinary shares, par value $0.0001 per share, of the Issuer (the “Subscribed Shares”) at a purchase price of $10.00 per share, for an aggregate purchase price of $113,625,060 in a private placement or placements (the “Private Placements”) to be consummated immediately prior to or substantially concurrently with the consummation of the Proposed Business Combination. The private placement included related party transactions specified below.

Michael James McMullen, Chief Executive Officer and a member of the board of directors of the Company, has entered into a Subscription Agreement with an aggregate purchase price of $1,500,000. Katherine Crouse, spouse of Marthinus J. Crouse, Chief Financial Officer of the Company, has entered into a Subscription Agreement with an aggregate purchase price of $250,000. Patrice Ellen Merrin, director of the Company, has entered into a Subscription Agreement with an aggregate purchase price of $50,000.

In connection with the Subscription Agreements, Green Mountain Metals, LLC, the Company’s sponsor, agreed to transfer an aggregate of 517,500 shares of Class B common stock (Founder Shares converted to ordinary common stock on closing of the

Proposed Business Combination) of the Company that it currently holds to certain investors who agreed to subscribe for a significant number of Subscribed Shares

Promissory Note — Related Party

On October 25, 2022 the Company issued an unsecured promissory note (“the October 2022 Note”) to the Sponsor, pursuant to which the Company borrowed the maximum of $300,000 from the Sponsor for transaction costs reasonably related to the consummation of the Business Combination. The October 2022 Note bears no interest and all unpaid principal under the October 2022 Note will be due and payable in full the earlier of (i) August 2, 2023 and (ii) the consummation of the Business Combination. As of March 31, 2023 and December 31, 2022 $300,000 were outstanding under the October 2022 Note.

On December 21, 2022, the Company issued an unsecured promissory note (the “December 2022 Note”) to the Sponsor pursuant to which the Company may borrow up to $1,254,533 from the Sponsor for transaction costs reasonably related to the consummation of the Business Combination. The December 2022 Note bears no interest and all unpaid principal under the December 2022 Note will be due and payable in full up the earlier of (i) August 2, 2023 and (ii) the acquisition of the Cornish, Scottish and Australian Mine in the Company’s Proposed Business Combination.

As of March 31, 2023 and December 31, 2022, $1,187,496 and $486,096 were outstanding under the December 2022 Note, respectively.

The Company assessed the October 2022 Note and December 2022 Note and calculated the difference between the face value and the present value of the notes and the difference of $68,744 was recorded as a contribution from the Sponsor on the statement of shareholders’ deficit as of March 31, 2023. The Company also calculated imputed interest on the notes under FASB ASC Topic 835-30, “Imputation of Interest” in the amount of $40,842 and recorded interest expense on the statement of operations as of March 31, 2023.

On March 31, 2023, the Company issued an unsecured non-convertible promissory note (the “March 2023 Note”) to the Sponsor pursuant to which the Company may borrow up to $339,877 from the Sponsor for transaction costs reasonably related to the consummation of the Business Combination. The March 2023 Note bears no interest and all unpaid principal under the Note will be due and payable in full up the earlier of (i) August 2, 2023 and (ii) the acquisition of the Cornish, Scottish and Australian Mine (“CSA Mine”) in the Company’s business combination. As of March 31, 2023, there was no amount outstanding under the March 2023 Note.

Advances from Related Parties

The Sponsor or an affiliate of the Sponsor incurred expenses on behalf of the Company only between the initial Company registration and the IPO. The liability was non-interest bearing and due on demand. During the year ended December 31, 2021, the Company received advances from related parties of $150,000 and were fully repaid at the close of the IPO. As at March 31, 2023 and December 31, 2022, there were no advances from Related Parties.

Working Capital Loans – Convertible Promissory Note from Related Party

To finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company will repay the Working Capital Loans. If the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into Private Placement Warrants of the post Business Combination entity at a price of $1.50 per warrant, at the option of the lender. Such warrants would be identical to the Private Placement Warrants. At March 31, 2023 and December 31, 2022, there were no Working Capital Loans outstanding.

On May 6, 2022, the Company entered into a convertible promissory note agreement with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $1,200,000. The 2022 Sponsor Convertible Note is non-interest bearing and payable on the earlier of (i) August 2, 2023, or (ii) the date on which the Company consummates the initial Business Combination. If the Company does not consummate the Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the 2022 Sponsor Convertible Note; however, no proceeds from the Trust Account may be used for such repayment. Up to $1,200,000 of the 2022 Sponsor Convertible Note may be converted into warrants at a price of $1.50 per warrant at the option of the Sponsor. The warrants would be identical to the Private Placement Warrants; provided, however, that (i) the warrants will not be subject to forfeiture in connection with the Business Combination and (ii) the warrants will grant the holders the right to purchase one ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the private placement warrants. Concurrently with entering into the agreement, the Company borrowed $1,200,000 against the Sponsor Convertible Note. On May 24, 2022, the Sponsor exercised the conversion option and converted the issued and outstanding loan balance of $1,200,000 under the 2022 Sponsor Convertible Note into 800,000 private placement warrants. As of March 31, 2023, there were no outstanding amounts under the 2022 Sponsor Convertible Note.

The Company assessed the provisions of the 2022 Sponsor Convertible Note under ASC 470-20. The derivative component of the obligation was initially valued and classified as a derivative liability. The conversion option was valued using a Monte Carlo Simulation method, which is considered to be a Level 3 fair value measurement and based on the following assumptions (see Note 6):

	May 24, 2022	May 6, 2022
	Conversion	Borrowing
	(Final	(Initial
	Measurement)	Measurement)
Underlying warrant value	$0.60	$0.80
Exercise price	$1.50	$1.50
Holding period	0.35	0.40
Risk-free rate%	1.25%	1.18%
Volatility%	59.57%	55.35%

On January 9, 2023, the Company issued an unsecured promissory note (the “2023 Sponsor Convertible Note”) to the Sponsor pursuant to which the Company borrowed $300,000 from the Sponsor for transaction costs reasonably related to the consummation of the Business Combination. All unpaid principal under the 2023 Sponsor Convertible Note will be due and payable in full on the earlier of (i) August 2, 2023, and (ii) the acquisition of the Cornish, Scottish and Australian Mine in the Company’s Proposed Business Combination (the “Business Combination”) (such earlier date, the “Maturity Date”).

Pursuant to the terms of the 2023 Sponsor Convertible Note, the Sponsor will have the option, at any time on or prior to the Maturity Date, to convert any amounts outstanding under the 2023 Sponsor Convertible Note, up to $300,000 in the aggregate, into warrants to purchase the Company’s Class A ordinary shares, par value $0.0001 per share, at a conversion price of $1.50 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the private placement warrants sold concurrently with the Company’s initial public offering.

Concurrently upon the issuance of the 2023 Sponsor Convertible Note, on January 9, 2023, the Sponsor exercised its option to convert the issued and outstanding loan amount of $300,000 under the 2023 Sponsor Convertible Note, resulting in the issuance of 200,000 private placement warrants to the Sponsor. The Company assessed the provisions of the 2023 Sponsor Convertible Note under ASC 470-20 and determined due to the conversion of the note concurrent with the issuance of the promissory note there was no derivative component to be valued and recorded a warrant liability in the amount of $101,960 on January 9, 2023.

Note 5 — Related Party Transactions

Founder Shares

In March 2021, the Company’s Sponsor paid $25,000, or approximately $0.003 per share, to cover certain of the offering and formation costs in exchange for an aggregate of 7,187,500 Class B ordinary shares, par value $0.0001 per share, of which 937,500 shares were subject to forfeiture depending on the extent to which the underwriter’s over-allotment option was exercised.

On September 3, 2021, the Underwriter partially exercised the over-allotment option to purchase an additional 1,514,780 Units. On September 16, 2021, the remaining amounts under the over-allotment option expired unused. Consequently, 558,805 shares were forfeited by the Sponsor for no consideration.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On December 14, 2022, Ashley Zumwalt-Forbes and Black Mountain Storage LLC (collectively, the “Transferors”) entered into a Securities Assignment Agreement to assign and transfer an aggregate of 25,000 shares in the Sponsor that will convert on a one-to-one basis into common shares in New MAC upon the consummation of the Proposed Business Combination, to Marthinus J. Crouse (the “Recipient”). Pursuant to the agreement, the Transferors agreed to assign and transfer of the founder shares to the Recipient as soon as practicable after the date of the agreement. The 25,000 founder shares were transferred to the Recipient on December 23, 2022. The transfer of the founder shares is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. There are no vesting restrictions on the 25,000 shares transferred therefore there is no performance condition. Compensation expense of $224,250 or $8.97 per share was recognized for the year ended December 31, 2022.

The employment agreements expected to be signed by management in connection with the close of the Proposed Business Combination provide for the grant of 336,000 restricted stock units. As these grants are contingent upon the close of the Proposed Business Combination no amounts have been recorded in these consolidated financial statements.

Promissory Notes — Related Party

On October 25, 2022 the Company issued an unsecured promissory note (“the October 2022 Note”) to the Sponsor, pursuant to which the Company borrowed the maximum of $300,000 from the Sponsor for transaction costs reasonably related to the consummation of the Business Combination. The October 2022 Note bears no interest and all unpaid principal under the October 2022 Note will be due and payable in full the earlier of (i) August 2, 2023 and (ii) the consummation of the Business Combination. As of December 31, 2022 and 2021, $300,000 and $0 were outstanding under the October 2022 Note.

On December 21, 2022, the Company issued an unsecured promissory note (the “December 2022 Note”) to the Sponsor pursuant to which the Company may borrow up to $1,254,533 from the Sponsor for transaction costs reasonably related to the consummation of the Business Combination. The December 2022 Note bears no interest and all unpaid principal under the December 2022 Note will be due and payable in full up the earlier of (i) August 2, 2023 and (ii) the acquisition of the Cornish, Scottish and Australian Mine in the Company’s Proposed Business Combination. As of December 31, 2022 and 2021, $486,096 and $0 were outstanding under the December 2022 Note.

Advances from Related Parties

The Sponsor or an affiliate of the Sponsor incurred expenses on behalf of the Company only between the initial Company registration and the IPO. The liability was non-interest bearing and due on demand. During the year ended December 31, 2021, the Company received advances from related parties of $150,000 and were fully repaid at the close of the IPO. As at December 31, 2021 and 2022 there were no advances from Related Parties.

Working Capital Loans – Convertible Promissory Notes from Related Party

To finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company will repay the Working Capital Loans. If the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into Private Placement Warrants of the post Business Combination entity at a price of $1.50 per warrant, at the option of the lender. Such warrants would be identical to the Private Placement Warrants. At December 31, 2022 and 2021, there were no Working Capital Loans outstanding.

On May 6, 2022, the Company entered into a convertible promissory note agreement with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $1,200,000. The 2022 Sponsor Convertible Note is non-interest bearing and payable on the earlier of (i) August 2, 2023, or (ii) the date on which the Company consummates the initial Business Combination. If the Company does not consummate the Business Combination, the Company may use a portion of any funds held outside the Trust Account to repay the 2022 Sponsor Convertible Note; however, no proceeds from the Trust Account may be used for such repayment. Up to $1,200,000 of the 2022 Sponsor Convertible Note may be converted into warrants at a price of $1.50 per warrant at the option of the Sponsor. The warrants would be identical to the Private Placement Warrants; provided, however, that (i) the warrants will not be subject to forfeiture in connection with the Business Combination and (ii) the warrants will grant the holders the right to purchase one ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the private placement warrants.

Concurrently with entering into the agreement, the Company borrowed $1,200,000 against the 2022 Sponsor Convertible Note. On May 24, 2022, the Sponsor exercised the conversion option and converted the issued and outstanding loan balance of $1,200,000 under the 2022 Sponsor Convertible Note into 800,000 private placement warrants. As of December 31, 2022, there were no outstanding amounts under the 2022 Sponsor Convertible Note.

The Company assessed the provisions of the 2022 Sponsor Convertible Note under ASC 470-20. The derivative component of the obligation was initially valued and classified as a derivative liability. The conversion option was valued using a Monte Carlo Simulation method, which is considered to be a Level 3 fair value measurement and based on the following assumptions (see Note 6):

	May 24, 2022	May 6, 2022
	Conversion	Borrowing
	(Final	(Initial
	Measurement)	Measurement)
Underlying warrant value	$0.60	$0.80
Exercise price	$1.50	$1.50
Holding period	0.35	0.40
Risk-free rate%	1.25%	1.18%
Volatility%	59.57%	55.35%